Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 124,120	$ 131,252	$ 35,755
Non-renegotiated Portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	74,811	99,540	39,478
Renegotiated portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	11,425	16,309	9,289
Write-offs [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs			(35,864)
Recoveries [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 37,884	$ 15,403	$ 22,852